Non-Controlling Interests	12 Months Ended
Dec. 31, 2010
Non-Controlling Interests [Abstract]
NON-CONTROLLING INTERESTS
23. NON-CONTROLLING INTERESTS
The Company’s majority-owned subsidiaries and VIEs which are consolidated in the consolidated financial statements but with non-controlling interests recognized mainly include Shanda Games, Ku6, Beijing Shine Show Culture Communication Co., Ltd. (“Shine Show”), Huawen Tianxia and Jinyou, etc.
Non-controlling interests include the common shares in the consolidated subsidiaries or VIE subsidiaries and equity awards issued by the Company’s subsidiaries. The balance is summarized as follows:

	December 31,	December 31,
	2009	2010
	RMB	RMB

Non-controlling interests in consolidated subsidiaries or VIE subsidiaries
Shanda Games	1,142,704,542	1,585,168,623
Ku6	230,396,325	207,268,902
Shine Show	—	97,289,214
Zhongzhi Bowen	—	45,809,445
Jinyou	24,841,955	36,283,450
Others	45,326,415	83,037,878

	1,443,269,237	2,054,857,512

The following disclosure provides details regarding the effects of changes in the Company’s ownership interest in its subsidiaries on the Company’s equity for the years ended December 31, 2008, 2009 and 2010, in accordance with ASC 810-10-55-4.

	2008	2009	2010
	RMB	RMB	RMB

Net income attributable to Shanda Interactive	1,228,674,196	1,592,564,271	614,150,968
Transfers (to) from the non-controlling interests
Increase in additional paid-in capital for sale of 140,913,000 Shanda Games Class A ordinary shares	—	5,993,051,794	—
Increase in additional paid-in capital for issuance of ordinary shares to acquire Ku6 Holding by Hurray Holding	—	—	41,031,687
Increase in additional paid-in capital for issuance of ordinary shares to acquire Mochi by Shanda Games	—	—	15,765,633
Increase in additional paid-in capital for purchase of equity investments by Shanda Games from other entities under common control	—	—	2,442,547

	2008	2009	2010
	RMB	RMB	RMB

Increase in additional paid-in capital for capital contribution by non-controlling shareholders			635,320
Decrease in additional paid-in capital for repurchase of shares by Shanda Games	—	—	(113,974,438)
Decrease in additional paid-in capital for purchase of additional equity interest in Ku6	—	(2,644,156)	2,845,547
Decrease in additional paid-in capital for purchase of wireless value added service and recorded music businesses from Hurray Holding	—	—	(38,937,610)
Decrease in additional paid-in capital for purchase of additional equity interest in other subsidiaries	—	(2,033,278)	(1,855,557)
Decrease in additional paid-in capital for capital contribution to a subsidiary by the Company	—	(3,745,253)	—

Change from net income attributable to Shanda Interactive and transfers (to) from non-controlling interests	1,228,674,196	7,577,193,378	522,104,097